COMMITMENTS, CONTINGENCIES AND GUARANTEES	12 Months Ended
Dec. 31, 2016
COMMITMENTS, CONTINGENCIES AND GUARANTEES
COMMITMENTS, CONTINGENCIES AND GUARANTEES

16) COMMITMENTS, CONTINGENCIES AND GUARANTEES

a) Commitments

Enerplus has the following minimum annual commitments at December 31, 2016:

		Minimum Annual Commitment Each Year
($ thousands)	Total	2017	2018	2019	2020	2021	Thereafter
Bank credit facility(1)	$23,226	$—	$—	$23,226	$—	$—	$—
Senior notes(1)	745,599	29,539	29,539	59,539	109,564	109,564	407,854
Transportation commitments	293,624	31,891	29,104	24,618	22,800	19,523	165,688
Processing commitments	42,931	11,427	10,136	10,136	1,550	1,550	8,132
Drilling and completions	29,137	29,137	—	—	—	—	—
Office lease commitments	88,345	12,197	12,006	10,494	10,816	10,848	31,984
Sublease recoveries	(9,293)	(1,956)	(1,613)	(1,709)	(1,759)	(1,516)	(740)
Net office lease commitments	79,052	10,241	10,393	8,785	9,057	9,332	31,244
Total commitments(2)(3)	$1,213,569	$112,235	$79,172	$126,304	$142,971	$139,969	$612,918
(1)	Interest payments have not been included.
(2)

Crown and surface royalties, production taxes, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.

(3)	US$ commitments have been converted to CDN$ using the December 31, 2016 foreign exchange rate of 1.3427.

b) Contingencies

Enerplus is subject to various legal claims and actions arising in the normal course of business. Although the outcome of such claims and actions cannot be predicted with certainty, the Company does not expect these matters to have a material impact on the Consolidated Financial Statements.  In instances where the Company determines that a loss is probable and the amount can be reasonably estimated, an accrual is recorded.

c) Guarantees

(i)Corporate indemnities have been provided by Enerplus to all directors and officers for various items including costs to settle suits or actions due to their association with Enerplus. Enerplus has purchased directors’ and officers’ liability insurance to mitigate the cost of any potential future suits or actions. Each indemnity, subject to certain exceptions, applies for so long as the indemnified person is a director or officer of Enerplus.

(ii)Enerplus may provide indemnifications in the normal course of business that are often standard contractual terms to counterparties in certain transactions such as purchase and sale agreements. The terms of these indemnifications will vary based upon the contract, the nature of which prevents Enerplus from making a reasonable estimate of the maximum potential amounts that may be required to be paid.